Income Tax Expense - Summary of Factors Affecting Income Tax Expense (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Income tax expense differs to the standard rate of corporation tax as follows:
Profit before taxation	$ 18,353	$ 16,048	$ 21,401
Tax on profit at Australian prima facie tax rate of 30 per cent	5,506	4,814	6,420
Derecognition of deferred tax assets and current year tax losses	1,036	666	526
Tax on remitted and unremitted foreign earnings	354	224	137
Tax effect of profit/(loss) from equity accounted investments, related impairments and expenses	78	737	(37)
Foreign exchange adjustments	21	(79)	94
Amounts (over)/under provided in prior years	(57)	(25)	(18)
Recognition of previously unrecognised tax assets	(127)	(110)	(109)
Impact of tax rates applicable outside of Australia	(1,132)	(556)	(558)
Other	451	344	236
Income tax expense	6,130	6,015	6,691
Royalty-related taxation (net of income tax benefit)	1,080	432	386
Total taxation expense	$ 7,210	$ 6,447	$ 7,077